PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Computer equipment and software	$392	$454
Furniture, fixtures and equipment	429	311
Leasehold improvements	47	47

Subtotal	868	812
Less: accumulated depreciation and amortization	(374)	(544)

Property and equipment—net	$494	$268